Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of reconciliation to carrying amounts [Abstract]
Balance	$ 103
Group share in losses	(50)
Excess cost amortization	(24)
Additional purchase on March 9, 2021	297
Additional purchase on August 25, 2021	121
Balance	$ 447